Loans and other financial assets at amortized cost - Changes in gross carrying amount of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 282,843,945	₩ 252,975,729	₩ 248,934,813
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	6,346,889	5,982,269	4,446,406
Transfer to lifetime expected credit losses	(10,245,852)	(9,803,421)	(10,851,785)
Transfer to credit-impaired financial assets	(370,369)	(480,530)	(529,052)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	35,599,630	28,355,237	10,972,686
Business combination		5,814,661	2,661
Ending balance	314,174,243	282,843,945	252,975,729
Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	20,423,672	18,245,237	12,042,039
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(6,291,280)	(5,956,300)	(4,423,097)
Transfer to lifetime expected credit losses	10,312,654	9,865,879	10,905,931
Transfer to credit-impaired financial assets	(221,985)	(234,303)	(351,743)
Charge off	0	0	0
Disposal	0	(398)	(125)
Net increase (decrease)	(868,860)	(1,980,455)	32,071
Business combination		484,012	40,161
Ending balance	23,354,201	20,423,672	18,245,237
Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,435,089	1,386,298	1,621,141
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(55,609)	(25,969)	(23,309)
Transfer to lifetime expected credit losses	(66,802)	(62,458)	(54,146)
Transfer to credit-impaired financial assets	592,354	714,833	880,795
Charge off	(627,871)	(671,237)	(721,339)
Disposal	(292,886)	(262,774)	(229,242)
Net increase (decrease)	173,501	194,382	(108,602)
Business combination		162,014	21,000
Ending balance	1,157,776	1,435,089	1,386,298
Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	125,990,038	111,253,283	110,619,242
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	4,377,247	4,564,471	2,626,998
Transfer to lifetime expected credit losses	(6,104,417)	(5,365,577)	(8,238,499)
Transfer to credit-impaired financial assets	(108,717)	(96,197)	(152,128)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	10,985,534	13,326,560	6,397,570
Business combination		2,307,498	100
Ending balance	135,139,685	125,990,038	111,253,283
Consumers | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	12,016,711	12,448,807	6,028,009
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(4,357,347)	(4,552,400)	(2,614,767)
Transfer to lifetime expected credit losses	6,127,477	5,388,064	8,256,600
Transfer to credit-impaired financial assets	(79,746)	(103,016)	(104,129)
Charge off	0	0	0
Disposal	0	0	(55)
Net increase (decrease)	(206,312)	(1,289,910)	883,149
Business combination		125,166	0
Ending balance	13,500,783	12,016,711	12,448,807
Consumers | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	537,106	417,674	391,494
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(19,900)	(12,071)	(12,231)
Transfer to lifetime expected credit losses	(23,060)	(22,487)	(18,101)
Transfer to credit-impaired financial assets	188,463	199,213	256,257
Charge off	(174,012)	(181,713)	(217,382)
Disposal	(48,795)	(55,349)	(67,924)
Net increase (decrease)	40,167	54,503	85,561
Business combination		137,336	0
Ending balance	499,969	537,106	417,674
Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	149,574,932	134,443,979	131,453,727
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	1,610,541	1,160,399	1,560,734
Transfer to lifetime expected credit losses	(3,627,800)	(3,983,614)	(2,306,186)
Transfer to credit-impaired financial assets	(244,236)	(357,386)	(252,249)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	23,481,818	14,804,391	3,985,392
Business combination		3,507,163	2,561
Ending balance	170,795,255	149,574,932	134,443,979
Corporates | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	7,328,741	4,910,598	5,031,258
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,575,157)	(1,146,756)	(1,550,164)
Transfer to lifetime expected credit losses	3,670,808	4,023,106	2,341,881
Transfer to credit-impaired financial assets	(132,986)	(120,491)	(142,902)
Charge off	0	0	0
Disposal	0	(398)	(70)
Net increase (decrease)	(833,127)	(696,164)	(809,566)
Business combination		358,846	40,161
Ending balance	8,458,279	7,328,741	4,910,598
Corporates | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	717,909	740,257	1,020,658
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(35,384)	(13,643)	(10,570)
Transfer to lifetime expected credit losses	(43,008)	(39,492)	(35,695)
Transfer to credit-impaired financial assets	377,222	477,877	395,151
Charge off	(233,507)	(243,634)	(222,537)
Disposal	(187,571)	(163,644)	(161,318)
Net increase (decrease)	(53,929)	(64,490)	(266,432)
Business combination		24,678	21,000
Ending balance	541,732	717,909	740,257
Credit card accounts | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	7,278,975	7,278,467	6,861,844
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	359,101	257,399	258,674
Transfer to lifetime expected credit losses	(513,635)	(454,230)	(307,100)
Transfer to credit-impaired financial assets	(17,416)	(26,947)	(124,675)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	1,132,278	224,286	589,724
Business combination		0	0
Ending balance	8,239,303	7,278,975	7,278,467
Credit card accounts | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,078,220	885,832	982,772
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(358,776)	(257,144)	(258,166)
Transfer to lifetime expected credit losses	514,369	454,709	307,450
Transfer to credit-impaired financial assets	(9,253)	(10,796)	(104,712)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	170,579	5,619	(41,512)
Business combination		0	0
Ending balance	1,395,139	1,078,220	885,832
Credit card accounts | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	180,074	228,367	208,989
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(325)	(255)	(508)
Transfer to lifetime expected credit losses	(734)	(479)	(350)
Transfer to credit-impaired financial assets	26,669	37,743	229,387
Charge off	(220,352)	(245,890)	(281,420)
Disposal	(56,520)	(43,781)	0
Net increase (decrease)	187,263	204,369	72,269
Business combination		0	0
Ending balance	₩ 116,075	₩ 180,074	₩ 228,367